Deposits by Banks (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 25,602	£ 28,543
Drawdown from TFSME	21,000	25,000
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	531	701
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	1,631	1,758
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 23,440	£ 26,084